Revenue - Contract assets and liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Contract assets
Contract with customer, asset	$ 31,412	$ 19,696
Contract liabilities
Current contract liabilities	(6,879)	(4,220)
Non-current contract liabilities	(34,511)	(2,145)
Total contract liabilities	(41,390)	(6,365)
Change in Contract with Customer, Liability [Abstract]
Opening contract liability balance	(6,365)	(10,496)
Deferral of revenue	(38,667)	0
Recognition of unearned revenue	3,642	4,131
Closing contract liability balance	$ (41,390)	(6,365)
Vessel management fees and other revenues | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01 | FLNG Gimi Lease and Operate Agreeement
Change in Contract with Customer, Liability [Abstract]
Reaming contract term (in years)	19 years 8 months 12 days
Liquefaction services revenue | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-10-01
Change in Contract with Customer, Liability [Abstract]
Reaming contract term (in years)	9 months 18 days
Deferred Revenue | FLNG Gimi Lease and Operate Agreeement
Contract liabilities
Total contract liabilities	$ (36,400)	0
Change in Contract with Customer, Liability [Abstract]
Opening contract liability balance	0
Closing contract liability balance	(36,400)	0
Hilli | Deferred Revenue
Contract liabilities
Total contract liabilities	(3,300)	(6,400)
Change in Contract with Customer, Liability [Abstract]
Opening contract liability balance	(6,400)
Closing contract liability balance	(3,300)	$ (6,400)
Italis | Deferred Revenue | Vessel Operation And Maintenance Fees
Contract liabilities
Total contract liabilities	(1,700)
Change in Contract with Customer, Liability [Abstract]
Closing contract liability balance	$ (1,700)